Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw material	$ 196		$ 165		$ 0		$ 63
Work-in-process	14,588		8,969		11,827		8,892
Finished goods	10,891		10,759		13,960		13,441
Spare parts	2,336		2,109		2,184		1,288
Inventories	$ 28,011	[1]	$ 22,002	[2]	$ 27,971	[2]	$ 23,684	[3]

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.